Basis of Preparation (Policies)	6 Months Ended
Jun. 30, 2020
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Statement of IFRS compliance [text block]
Authorization of Semi-Annual Condensed Consolidated Financial Statements and compliance with International Financial Reporting Standards
    The accompanying Semi-Annual Condensed Consolidated Financial Statements together with the notes thereto (the “Semi-Annual Condensed Consolidated Financial Statements”) were authorized for issuance on July 31, 2020 and have been prepared in accordance with both International Financial Reporting Standards (“IFRS”) issued by the International Accounting Standards Board (“IASB”) as well as IFRS as adopted by the European Union.(1) The designation “IFRS” also includes International Accounting Standards (“IAS”), as well as all interpretations of the IFRS Interpretations Committee (“IFRIC”).
     The Semi-Annual Condensed Consolidated Financial Statements, which have been prepared in accordance with IAS 34 – Interim Financial Reporting, do not include all of the information and notes required for complete financial statements and should be read in conjunction with the audited annual consolidated financial statements as of and for the year ended December 31, 2019 included within the Annual Report and Form 20-F for the year ended December 31, 2019, filed with the SEC and AFM on February 25 and February 26, 2020, respectively, (the “FCA Consolidated Financial Statements at December 31, 2019”). The accounting policies are consistent with those used at December 31, 2019, except as described in the section — New standards and amendments effective from January 1, 2020 below.

Explanation of measurement bases used in preparing financial statements [text block]
Basis of preparation
    The Semi-Annual Consolidated Financial Statements are prepared under the historical cost method, modified for the measurement of certain financial instruments as required, as well as on a going concern basis. In this respect, the Group’s assessment is that no material uncertainties (as defined in IAS 1 - Presentation of Financial Statements) exist about its ability to continue as a going concern.
    The preparation of the Semi-Annual Condensed Consolidated Financial Statements requires management to make estimates and assumptions that affect the reported amounts of revenues, expenses, assets, liabilities and disclosure of contingent liabilities. If in the future such estimates and assumptions, which are based on management’s best judgment at the date of the Semi-Annual Condensed Consolidated Financial Statements, deviate from the actual circumstances, the original estimates and assumptions will be modified as appropriate in the period in which the circumstances change. The Semi-Annual Condensed Consolidated Financial Statements include all adjustments considered necessary by management to fairly state the Group's results of operations, financial position and cash flows. For a description of the significant estimates, judgments and assumptions of the Group, refer to Note 2, Basis of Preparation — Use of estimates in the FCA Consolidated Financial Statements at December 31, 2019.
COVID-19 impacts
    During the first half of 2020, the COVID-19 virus spread worldwide and was declared a pandemic by the World Health Organization on March 11, 2020. In response, many governments in affected jurisdictions imposed travel bans, quarantines and other emergency public safety measures. For example, governments have imposed restrictions on travel and the movement and gathering of people, as well as restrictions on economic activity. At July 31, 2020, many of these measures are still in place.
    As the severity of the COVID-19 pandemic became apparent, FCA leadership took actions to protect our employees and communities, as well as strengthen our financial position and limit the impact on our financial performance.

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(1) There is no effect on these Semi-Annual Condensed Consolidated Financial Statements resulting from differences between IFRS as issued by the IASB and IFRS as adopted by the European Union.
    The Group implemented a temporary suspension of production across its facilities: in APAC starting with China on January 23; in EMEA, starting with Italy from March 11; in Maserati beginning March 12; in North America phased-in progressively from March 18; and in LATAM on March 23. The Group also implemented remote working arrangements, where feasible, across all regions at various stages during the first quarter, and has restricted both domestic and international business travel since late February. These arrangements were structured to ensure continuation of critical activities, including, but not limited to, appropriate functioning of our internal controls and financial reporting systems and processes.
    The Group worked closely with all relevant stakeholders, including unions and dealer representatives, to develop and implement plans to restart production and vehicle sales once governments in various jurisdictions permitted, including the development of enhanced sanitizing and health and safety procedures. On February 19 and February 24, 2020, production restarted at our GAC Fiat Chrysler Automobiles Co. joint venture plants in Guangzhou and Changsha, China, respectively. On April 27, 2020, production restarted at our Sevel joint venture plant in Atessa, Italy. Production restarted in all North American plants by June 1, 2020; in India on May 18, 2020; and in Latin America by May 11, 2020. European production has resumed and a full restart is expected in the third quarter of 2020. Return to work procedures for our offices and other facilities will also be phased in with expected continued widespread use of remote working practices.
    On April 3, 2020, FCA announced that the Annual General Meeting of the Company’s shareholders (“AGM”) scheduled for April 16, 2020 would be postponed to late June 2020, including the postponement of the resolution on the proposed 2019 €1.1 billion ordinary dividend. Further to the planned 50/50 merger of their businesses announced in December 2019, on May 13, 2020, the board of directors of Fiat Chrysler Automobiles N.V. and the managing board of Peugeot S.A. announced the decision by each company to not distribute an ordinary dividend in 2020 related to financial year 2019, in light of the impact from the COVID-19 crisis. The postponed AGM was held on June 26, 2020.
The COVID-19 pandemic had significant negative impacts on FCA's results for the six months ended June 30, 2020. The contraction of global demand, temporary suspensions of production in all regions and closure of a majority of dealerships significantly contributed to reduced consolidated shipments.
    Refer to the following disclosures for further information regarding the impacts to our financial statements:
•Note 5, Tax (benefit)/expense for detail on the write-down of deferred tax assets in Italy and Brazil;
•Note 6, Goodwill and intangible assets with indefinite useful lives for detail on assessment of and impairment testing on goodwill allocated to the EMEA and LATAM operating segments;
•Note 7, Other intangible assets and Note 8, Property, plant and equipment for detail on assessment of cash generating units (“CGUs”) in North America, EMEA, LATAM and Maserati operating segments and impairments recognized for CGUs in EMEA, LATAM and Maserati operating segments; and
•Note 14, Debt for details on changes in the Group's liquidity and financial position.

Disclosure of expected impact of initial application of new standards or interpretations [text block]
New standards and amendments effective from January 1, 2020
    The following amendments and interpretations, which were effective from January 1, 2020, were adopted by the Group. The adoption of these amendments did not have a material impact on the Semi-Annual Condensed Consolidated Financial Statements.
•In October 2018, the IASB issued amendments to IFRS 3 - Business Combinations which change the definition of a business to enable entities to determine whether an acquisition is a business combination or an asset acquisition.
•In October 2018, the IASB issued amendments to its definition of material in IAS 1, Presentation of Financial Statements and IAS 8, Accounting Policies, Changes in Accounting Estimates clarifying the definition of materiality to aid in application.
•In September 2019, the IASB issued Interest Rate Benchmark Reform (Amendments to IFRS 9, IAS 39 and IFRS 7), which modifies some specific hedge accounting requirements to provide relief from the potential effects of uncertainty caused by IBOR reform. In addition, the amendments require companies to provide additional information to investors about hedging relationships directly affected by these uncertainties.
New standards and amendments effective from June 1, 2020
•In May 2020, the IASB issued an amendment to IFRS 16 - Leases to make it easier for lessees to account for COVID-19 related rent concessions such as rent holidays and temporary rent reductions. The amendment exempts lessees from having to consider individual lease contracts to determine whether rent concessions occurring as a direct consequence of the COVID-19 pandemic are lease modifications and allows lessees to account for such rent concessions as if they were not lease modifications. It applies to COVID-19-related rent concessions that reduce lease payments due on or before June 30, 2021. The amendment does not affect lessors. The amendment is effective June 1, 2020 but can be applied immediately to any financial statements—interim or annual—not yet authorized for issue. The amendment is voluntary and has not yet been endorsed by the EU.

Explanation of new standards or interpretations not applied	New standards and amendments not yet effective Reference should be made to Note 2, Basis of Presentation – New Standards and Amendments Not Yet Effective within the FCA Consolidated Financial Statements at December 31, 2019 for a description of new standards not yet effective as of June 30, 2020.•In May 2020, the IASB issued Annual Improvements to IFRSs 2018-2020, which includes amendments to the following standards: updating a reference in IFRS 3 - Business Combinations to the Conceptual Framework for Financial Reporting; in IAS 16 - Property, Plant and Equipment, prohibiting the deduction of amounts received from selling items produced whilst preparing the asset for its intended use from the cost of property, plant and equipment; in IAS 37 - Provisions, Contingent Liabilities and Contingent Assets, specifying what costs are to be included when assessing whether a contract will be loss-making; and minor amendments to IFRS 1 - First-time Adoption of International Financial Reporting Standards, IFRS 9 - Financial Instruments, IAS 41 - Agriculture and the Illustrative Examples accompanying IFRS 16 - Leases. The amendments are effective January 1, 2022. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.•In June 2020, the IASB issued amendments to IFRS 17 - Insurance Contracts aimed at helping companies implement the standard and making it easier for them to explain their financial performance. The fundamental principles introduced when the Board first issued IFRS 17 in May 2017 remain unaffected. The amendments, which respond to feedback from stakeholders, are designed to: reduce costs by simplifying some requirements in the Standard; make financial performance easier to explain; and ease transition by deferring the effective date of the Standard to 2023 and by providing additional relief to reduce the effort required when applying IFRS 17 for the first time. We do not expect a material impact to our Consolidated Financial Statements or disclosures upon adoption of the amendments.•In January 2020, the IASB issued Classification of Liabilities as Current or Non-current (Amendments to IAS 1), which affects the requirements in IAS 1 for the presentation of liabilities, including clarifying one of the criteria for classifying a liability as non-current. The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with earlier adoption permitted. In July 2020, the IASB deferred the effective date of this amendment to January 1, 2023. We are currently evaluating the impact of adoption on our Consolidated Financial Statements.